Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Fair Value Measurement

26.Fair Value Measurement

(a)Assets and liabilities measured or disclosed at fair value on a recurring basis

In accordance with ASC 820, the Company measures short-term investments and payables for contingent consideration for business acquisitions at fair value on a recurring basis. Short-term investments include structured notes with a variable interest rate and equity investment in a mutual fund with fair value measurement. The short-term investments in structured notes are recorded at fair value based on quoted prices provided by banks at the end of each period. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. The Company measures the fair value of contingent consideration for business combination using 1) management’s estimate of the acquiree’s pre-tax operating profit for the years ended December 31, 2019, 2) management’s estimate of the acquiree’s certain revenue and net profit for the year ending December 31, 2021, 2022 and 2023, and 3) as well as the discount factor which considers the time value of money and credit risk. The Company measured the payables for contingent consideration at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the year ended December 31, 2024. Significant increases (decreases) in the inputs used in the fair value measurement of Level 3 contingent consideration in isolation would result in a significant higher (lower) fair value measurement.

As of December 31, 2023and 2024, assets and liabilities measured or disclosed at fair value on a recurring basis are summarized below:

		Fair value measurement or disclosure
		at December 31, 2023 using
		Quoted prices in		Significant
		active market for	Significant other	unobservable
	Total fair value at	identical assets	observable inputs	inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, alternative investment fund (1)	68,378	—	—	—	5,507
Total	68,378	—	—	—	5,507
Liabilities
Purchase consideration payables	15,784	—	—	15,784	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,584	—	—	17,584	—

		Fair value measurement or disclosure
		at December 31, 2024 using
		Quoted prices in		Significant
		active market for	Significant other	unobservable
	Total fair value at	identical assets	observable inputs	inputs
	December 31, 2024	(Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Liabilities
Purchase consideration payables	15,725	—	—	15,725	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,525	—	—	17,525	—
(1)	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.

26.Fair Value Measurement (continued)

(b)Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s goodwill are primarily acquired through business acquisitions. Purchase price allocation is measured at fair value on a nonrecurring basis as of the acquisition dates. The Group measures its goodwill at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The Group recognized impairment loss related to goodwill arising from acquisitions of RMB nil and nil for the years ended December 31, 2023 and 2024, respectively.